BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS
Schedule of borrowings

	As of December 31,
	2013	2014

Short-term borrowings	109,157,440	300,397,309
Long-term borrowings, current portion	110,482,981	240,122,039
Subtotal	219,640,421	540,519,348
Long-term borrowings, non-current portion	375,726,271	713,232,869
Total	595,366,692	1,253,752,217

Schedule of short-term borrowings

	As of December 31,
	2013	2014

Notes payable	84,157,440	—
Short-term bank borrowings guaranteed by a guarantee agent	25,000,000	—
Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang	—	50,000,000
Short-term bank borrowings	—	250,397,309
Total short-term bank borrowings	109,157,440	300,397,309

Schedule of long-term borrowings

	As of December 31,
	2013	2014

Long-term bank borrowing guaranteed by a guarantee agent	40,000,000	56,000,000
Long-term borrowings collateralized by vehicles	446,209,252	579,909,183
Long-term bank borrowings collateralized by receivables	—	317,445,725
Total long-term borrowings	486,209,252	953,354,908

Schedule of future principle maturities of long-term borrowings

Future principal maturities of long-term borrowings as of December 31, 2014 are as follows:

Years Ended December 31,	Amount (RMB)
2015	240,122,039
2016	345,392,063
2017	336,041,684
2018	31,551,204
2019	247,918
Total	953,354,908